Summary of Significant Accounting Policies (Details 2) - Long Term Investment [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Product Information [Line Items]
Opening balance	$ 126
Transition period adjustment on long term investments (through retained earnings) pursuant to ASC 326		126
Adjusted balance as of April 1, 2023	126	126
Additions charged to change in provision for credit losses	(50)
Closing balance	$ 76	$ 126